Lease (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Lease [Abstract]
Percentage of borrowing cost	0.05%
Percentage of lease payments rate	4.25%
Right-of-use asset totaled	$ 120,918	$ 368,687